Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 2,300,075	$ 1,569,087	$ 10,635,402	$ 11,008,532
Cost of goods sold	1,190,272	900,841	6,388,771	6,248,757
Gross profit (loss)	$ 1,109,803	$ 668,246	4,246,631	4,759,775
Gross profit percentage	48.25%	42.59%
Operating expenses:
General and administrative expenses	$ 689,571	$ 328,692	2,033,234	2,677,054
Selling expenses	37,608	71,520	467,859	464,942
Total operating expenses	727,179	400,212	2,501,093	3,141,996
Income (Loss) from operations	382,624	268,034	1,745,538	1,617,779
Other income (expense):
Interest expense	(43,267)	(16,838)	(151,720)	(700,030)
Rental income, net				6,276
Other income (expense), net	23,758	9,308	352,340	(339,097)
Total other income (expense)	(19,509)	(7,530)	200,620	(1,032,851)
Income (Loss) before income taxes	363,115	260,504	1,946,158	584,928
Income taxes	5,466		214,981	(394,979)
Net income	357,649	260,504	1,731,177	979,907
Net income (loss) attributable to noncontrolling interest	(112)	369	11,072	4,403
Net income (loss) attributable to Muliang Viagoo Technology Inc. common stockholders	357,761	260,135	1,720,105	975,504
Other comprehensive income (loss):
Unrealized foreign currency translation adjustment	363,102	(47,810)	375,277	896,587
Total Comprehensive loss	720,751	212,694	2,106,454	1,876,494
Total comprehensive (income) loss attributable to noncontrolling interests	1,384	(672)	13,973	5,927
Total comprehensive (income) loss attributable to Muliang Viagoo Technology Inc. common stockholders	$ 719,367	$ 213,366	$ 2,092,481	$ 1,870,567
Earnings per common share
Basic and diluted (in Dollars per share)	$ 0.01	$ 0.01	$ 0.04	$ 0.03
Weighted average common shares outstanding
Basic (in Shares)	38,502,954	38,502,954	38,502,954	37,908,242
Diluted (in Shares)	38,502,954	38,502,954	38,502,954	37,908,242